Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Profit/(loss) after tax		£ 3,354		£ 2,583	[1]	£ (720)	[1]
Profit after tax		3,354		2,583	[1],[2]	1,475	[1]
Loss after tax in respect of discontinued operation		0		0	[1]	(2,195)	[1]
Currency translation reserve
Currency translation differences		(544)	[3]	834
Cash flow hedging reserve
Net gains transferred to net profit		(277)		(332)
Tax		(105)		175
Other		16		30
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Total comprehensive income/(loss) for the year		2,793		2,831		(1,218)
Attributable to:
Equity holders of the parent		2,713		2,597		(1,575)
Non-controlling interests		80		234		357
Total comprehensive income/(loss) for the year		2,793		2,831		(1,218)
Continuing operations [member]
Disclosure of operating segments [line items]
Profit after tax						1,301
Currency translation reserve
Currency translation differences	[4]	(544)		834		(1,337)
Fair value through other comprehensive income reserve movements relating to debt securities
Net gains from changes in fair value	[5]	2,901		(553)		0
Net gains/(losses) transferred to net profit on disposal	[5]	(502)		48		0
Net losses due to impairment	[5]	1		4		0
Net (gains)/losses due to fair value hedging	[5]	(2,172)		236		0
Other movements	[5]	(5)		(26)		0
Tax	[5]	(57)		65		0
Cash flow hedging reserve
Net gains/(losses) from changes in fair value		724		(344)		(626)
Net gains transferred to net profit		(277)		(332)		(643)
Tax		(105)		175		321
Available for sale reserve	[5]			0		449
Other		16		30		(5)
Other comprehensive income/(loss) that may be recycled to profit or loss		(20)		137		(1,841)
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Retirement benefit remeasurements		(280)		412		115
Fair value through other comprehensive income reserve movements relating to equity instruments		(95)		(260)		0
Own credit		(316)		77		(7)
Tax		150		(118)		(66)
Other comprehensive income/(loss) not recycled to profit or loss, from continuing operations		(541)		111		42
Other comprehensive income/(loss) for the year		(561)		248		(1,799)
Total comprehensive income/(loss) for the year		2,793		2,831
Attributable to:
Total comprehensive income/(loss) for the year		2,793		2,831
Discontinued operations [member]
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Other comprehensive income/(loss) for the year		0		0		1,301
Total comprehensive income/(loss) for the year		0		0		(894)
Attributable to:
Total comprehensive income/(loss) for the year		£ 0		£ 0		£ (894)

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]

From 2019, due to an IAS 12 update, the tax relief on payme nts in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, increasing profit after tax by £ 211 m. Further detail can be found in Note 1

[3]	Includes £ 15 m gain ( 2018 : £ 4 1 m loss; 2017 : £ 1 89 m loss ) on recycling of currency translation differences .
[4]	Includes £ 15 m gain ( 2018 : £ 4 1 m loss; 2017 : £ 1 89 m loss ) on recycling of currency translation differences
[5]	F ollowing the adoption of IFRS 9 Financial Instruments on 1 January 2018, the fair value through other comprehensive income reserve was introduced replacing the available for sale reserve